Quarterly Holdings Report
for

Fidelity Freedom® Index 2020 Fund

June 30, 2021

FRX-X20-QTLY-0821
1.906840.111

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 30.2%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $1,809,402,344)	176,947,459	2,622,361,347

International Equity Funds - 20.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $1,314,661,442)	111,522,416	1,747,556,256

Bond Funds - 36.2%
Fidelity Series Bond Index Fund (a)	274,387,628	2,883,813,970
Fidelity Series Long-Term Treasury Bond Index Fund (a)	31,945,003	267,379,675
TOTAL BOND FUNDS
(Cost $3,101,265,294)		3,151,193,645

Inflation-Protected Bond Funds - 5.2%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $420,243,183)	41,210,080	452,486,678

Short-Term Funds - 8.3%
Fidelity Cash Central Fund 0.06% (b)	8,008	8,009
Fidelity Series Treasury Bill Index Fund (a)	71,840,204	718,402,038
TOTAL SHORT-TERM FUNDS
(Cost $718,510,567)		718,410,047
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,364,082,830)		8,692,007,973
NET OTHER ASSETS (LIABILITIES) - 0.0%		62,585
NET ASSETS - 100%		$8,692,070,558

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1
Total	$1

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$8,009	$--	$--	$--	$--	$8,009	0.0%
Total	$8,009	$--	$--	$--	$--	$8,009

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$2,497,129,281	$420,866,573	$71,475,678	$9,588,047	$(1,608,364)	$38,902,158	$2,883,813,970
Fidelity Series Global ex U.S. Index Fund	1,525,763,119	220,956,301	82,219,108	--	3,886,700	79,169,244	1,747,556,256
Fidelity Series Inflation-Protected Bond Index Fund	389,509,114	65,316,385	11,306,495	--	16,500	8,951,174	452,486,678
Fidelity Series Long-Term Treasury Bond Index Fund	224,471,798	35,481,068	6,456,290	1,427,926	(1,162,841)	15,045,940	267,379,675
Fidelity Series Total Market Index Fund	2,285,064,615	298,339,311	143,226,142	8,709,180	3,676,620	178,506,943	2,622,361,347
Fidelity Series Treasury Bill Index Fund	616,942,224	119,198,199	17,738,385	111,256	(34,171)	34,171	718,402,038
Total	$7,538,880,151	$1,160,157,837	$332,422,098	$19,836,409	$4,774,444	$320,609,630	$8,691,999,964

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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